Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Profit or loss [abstract]
Revenue	$ 928,258	$ 809,120	$ 757,956
Cost of revenue	583,920	518,236	503,130
Gross profit	344,338	290,884	254,826
Operating expenses:
Selling and marketing expenses	52,802	44,573	41,767
General and administrative expenses	128,592	115,261	117,626
Foreign exchange gain, net	(3,382)	(4,495)	(14,973)
Impairment of goodwill	4,085
Amortization of intangible assets	15,653	15,783	15,505
Operating profit	146,588	119,762	94,901
Other income, net	(14,375)	(14,594)	(11,230)
Finance expense	17,011	3,204	4,264
Profit before income taxes	143,952	131,152	101,867
Income tax expense	27,183	25,719	15,431
Profit after tax	$ 116,769	$ 105,433	$ 86,436
Earnings per ordinary share
Basic	$ 2.35	$ 2.10	$ 1.72
Diluted	$ 2.24	$ 2.02	$ 1.63